Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	¥ (56,675)	$ (7,810)	¥ (55,148)	¥ (63,445)
Amortization of intangible assets	(156)	(21)	(1,901)	(59,992)
Other (expense)/income, net	5,093	702	12,784	7,267
(Loss)/gain from operations	(101,140)	(13,937)	(79,172)	(187,448)
Interest income	5,905	814	12,719	17,389
Loss from investments, net	38,050	5,243	953	(18,615)
Loss before income tax and share of results of equity investee	(57,186)	(7,880)	(65,691)	(189,272)
Share of results of equity investee	(2,548)	(351)	(2,886)	883
Net (loss)/profit	(60,573)	(8,347)	(66,959)	(186,406)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(62,557)		(59,285)	(177,984)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	526	72	3,675	14,264
Unrealized securities holding gains/(loss), net of tax	(17,423)	(2,401)	3,496	(884)
Total comprehensive loss attributable to MOGU Inc.	(79,454)	(10,949)	(52,114)	(164,604)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(3,183)	(439)	(2,362)	(3,249)
Amortization of intangible assets	0	0	0	(49,957)
Other (expense)/income, net	885	122	3,892	(78,030)
(Loss)/gain from operations	(2,298)	(317)	1,530	(131,236)
Interest income	1,984	274	0	0
Loss from subsidiaries, VIEs and VIEs' subsidiaries	(54,268)	(7,478)	(60,288)	(38,453)
Loss from investments, net	(8,062)	(1,111)	0	(16,816)
Loss before income tax and share of results of equity investee	(62,644)	(8,632)	(58,758)	(186,505)
Share of results of equity investee	87	12	(527)	99
Net (loss)/profit	(62,557)	(8,620)	(59,285)	(186,406)
Other comprehensive income/(loss):
Foreign currency translation adjustment, net of nil tax	526	72	3,675	14,264
Share of other comprehensive (loss)/income of subsidiaries, VIEs and VIEs ' subsidiaries, net of tax	(1)	0	2,276	(1,761)
Unrealized securities holding gains/(loss), net of tax	(17,422)	(2,401)	1,220	877
Total other comprehensive income/(loss)	(16,897)	(2,329)	7,171	13,380
Total comprehensive loss attributable to MOGU Inc.	¥ (79,454)	$ (10,949)	¥ (52,114)	¥ (173,026)